Debt - Term Loan Facilities - Narrative (Details) - USD ($)			12 Months Ended
	Jan. 22, 2016	Apr. 09, 2014	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Debt Instrument [Line Items]
Gain extinguishment of debt			$ 1,661,000	$ 0	$ (43,667,000)
Secured Debt | Atkore International | First Lien Term Loan Facility
Debt Instrument [Line Items]
Credit agreement		$ 420,000,000
Redemption price		99.50%
Approximate fair value			411,084,000
Secured Debt | Atkore International | First Lien Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Margin		3.50%
LIBOR floor		1.00%
Secured Debt | Atkore International | Second Lien Term Loan Facility
Debt Instrument [Line Items]
Credit agreement		$ 250,000,000
Redemption price		99.00%
Gain extinguishment of debt			1,661,000
Approximate fair value			$ 231,092,000
Secured Debt | Atkore International | Second Lien Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Margin		6.75%
LIBOR floor		1.00%
Secured Debt | Atkore International | Redemption at 89.00%
Debt Instrument [Line Items]
Debt redeemed	$ 17,000,000
Redemption percentage of par value	89.00%
Secured Debt | Atkore International | Redemption at 89.75%
Debt Instrument [Line Items]
Debt redeemed	$ 2,000,000
Redemption percentage of par value	89.75%